Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]		Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2020		$ 70,503	$ 18,239	$ 46,345	$ 360		$ 62,819	$ 5,308	$ 68,127	$ 2,376		$ (1,328)	$ 330	$ (163)	$ 639	$ (1,603)
Statement [Line Items]
Net income		7,396		6,980			6,980	155	7,135	261
Other comprehensive income (loss)		(1,896)					(1,787)		(1,787)	(109)		(2,519)	(361)	366	(164)	891
Total comprehensive income		5,500		6,980			5,193	155	5,348	152		(2,519)	(361)	366	(164)	891
Shares issued		1,481	254		(23)		231	1,250	1,481
Shares repurchased/redeemed		(1,259)						(1,259)	(1,259)
Dividends and distributions paid to equity holders		(3,529)		(3,276)			(3,276)	(155)	(3,431)	(98)
Share-based payments	[3]	6			6		6		6
Other		(541)		(5)	(174)	[4]	(253)		(253)	(288)	[4]	(59)		(6)	(9)
Ending Balance at Jul. 31, 2021		72,161	18,493	50,044	169		64,720	5,299	70,019	2,142		(3,906)	(31)	197	466	(712)
Beginning Balance at Oct. 31, 2021		72,892	18,507	51,354	222		64,750	6,052	70,802	2,090		(4,709)	(270)	291	(214)	(431)
Statement [Line Items]
Net income		8,081		7,707			7,707	154	7,861	220
Other comprehensive income (loss)		(1,129)					(1,082)		(1,082)	(47)		193	(680)	69	(2,590)	1,926
Total comprehensive income		6,952		7,707			6,625	154	6,779	173		193	(680)	69	(2,590)	1,926
Shares issued		2,184	701		(17)		684	1,500	2,184
Shares repurchased/redeemed		(3,245)	(480)	(2,265)			(2,745)	(500)	(3,245)
Dividends and distributions paid to equity holders		(3,874)		(3,631)			(3,631)	(154)	(3,785)	(89)
Share-based payments	[3]	9			9		9		9
Other		(1,333)		(14)	(366)	[4]	(649)		(649)	(684)	[4]	(180)		(40)	(49)
Ending Balance at Jul. 31, 2022		73,585	18,728	53,151	(152)		65,043	7,052	72,095	1,490		(4,696)	(950)	320	(2,853)	1,495
Beginning Balance at Apr. 30, 2022		71,967
Statement [Line Items]
Net income		2,594
Other comprehensive income (loss)		(730)
Total comprehensive income		1,864
Ending Balance at Jul. 31, 2022		$ 73,585	$ 18,728	$ 53,151	$ (152)		$ 65,043	$ 7,052	$ 72,095	$ 1,490		$ (4,696)	$ (950)	$ 320	$ (2,853)	$ 1,495

[1]	Includes undistributed retained earnings of $63 (July 31, 2021 – $59) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 21 for significant transactions).